FIRST FUNDS

                 Capital Appreciation Portfolio


                  SUPPLEMENT DATED MAY 31, 2000
                     TO THE OCTOBER 28, 1999
               STATEMENT OF ADDITIONAL INFORMATION

   This supplement provides new information beyond that contained in the Statement of Additional Information, and should be read in conjunction with such Statement of Additional Information.


     At a meeting on May 17, 2000, shareholders of the Capital Appreciation Portfolio (the "Portfolio") of First Funds approved an Investment Advisory and Management Agreement between First Funds and Delaware Management Company ("DMC") naming DMC as Co-Adviser to the Portfolio. Effective June 1, 2000, DMC will replace Investment Advisers, Inc. ("IAI") as Co-Adviser to the Capital Appreciation Portfolio. Accordingly, the following changes are made to the Statement of Additional Information.

     All references to IAI that appear under the following headings in the Statement of Additional Information are changed to refer instead to DMC: "Investment Instruments," "Portfolio Transactions," and "Investment Advisory Agreements" (with exception to the last sentence of the fourth paragraph under the section entitled "Investment Advisory Agreements").

     The reference to Investment Advisers, Inc. (IAI) under the heading entitled "Co-Investment Advisers (Capital Appreciation
Portfolio)" on the first page shall be replaced with the following language:

          Delaware Management Company (DMC)

     The second sentence of the first paragraph under the section entitled "Investment Instruments" shall be replaced with the following language:

          First Tennessee and Delaware Management Company (DMC) act as Co-Advisers to the Capital Appreciation Portfolio.

     The first sentence of the second paragraph under the section entitled "Investment Advisory Agreements" shall be replaced with the following language:

          First Tennessee and Delaware Management Company,
     Philadelphia, Pennsylvania, act as Co-Advisers to the Capital Appreciation Portfolio.